Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) ₨ in Thousands, $ in Thousands	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Derivative asset - current (Note 21)			₨ 48,837
Interest receivable on term deposits	₨ 242,845	$ 3,511	251,273
Balance with statutory authorities	745,524	10,780	483,614
Prepaid assets	221,900	3,208	177,467
Advance to suppliers	109,877	1,589	112,897
Other	60,168	870	40,394
Total	₨ 1,380,314	$ 19,958	₨ 1,114,482